Note 16 - Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Subsequent Events [Text Block]
Note
15
– Subsequent Events

The Company has analyzed its operations subsequent to
June 30, 2019
to the date these unaudited condensed consolidated financial statements were issued and has no
transactions or events requiring disclosure.

Note
16
– Subsequent Events

The Company has analyzed its operations subsequent to
December 31, 2018
to the date these audited consolidated financial statements were issued and has no
transactions or events requiring disclosure.